Significant accounting policies (Details)			12 Months Ended
	Oct. 25, 2022	Oct. 30, 2020	Dec. 31, 2022	Dec. 31, 2021
CM Visual Technology Corp
Statement [line items]
Percentage of Ownership		66.71%
Himax Technologies Limited Himax Taiwan | ROC
Statement [line items]
Investor			Himax Technologies, Inc.
Subsidiary			Himax Technologies Limited ("Himax Taiwan")
Main activities			IC design and sales
Jurisdiction of Incorporation			ROC
Percentage of Ownership			100.00%	100.00%
Himax Technologies Korea Ltd | South Korea
Statement [line items]
Investor			Himax Technologies, Inc.
Subsidiary			Himax Technologies Korea Ltd.
Main activities			IC design and sales
Jurisdiction of Incorporation			South Korea
Percentage of Ownership			100.00%	100.00%
Himax Technologies Japan Ltd | Japan
Statement [line items]
Investor			Himax Technologies, Inc.
Subsidiary			Himax Technologies Japan Ltd.
Main activities			Sales
Jurisdiction of Incorporation			Japan
Percentage of Ownership			100.00%	100.00%
Himax Semiconductor Hong Kong Limited | Hong Kong
Statement [line items]
Investor			Himax Technologies, Inc.
Subsidiary			Himax Semiconductor (Hong Kong) Limited
Main activities			Investments
Jurisdiction of Incorporation			Hong Kong
Percentage of Ownership			100.00%	100.00%
Himax Technologies Samoa Inc | Samoa
Statement [line items]
Investor			Himax Technologies Limited
Subsidiary			Himax Technologies (Samoa), Inc.
Main activities			Investments
Jurisdiction of Incorporation			Samoa
Percentage of Ownership			100.00%	100.00%
Himax Technologies Suzhou Co Ltd | PRC
Statement [line items]
Investor			Himax Technologies (Samoa), Inc.
Subsidiary			Himax Technologies (Suzhou) Co., Ltd.
Main activities			Sales and technical support
Jurisdiction of Incorporation			PRC
Percentage of Ownership			100.00%	100.00%
Himax Technologies Shenzhen Co Ltd | PRC
Statement [line items]
Investor			Himax Technologies (Samoa), Inc.
Subsidiary			Himax Technologies (Shenzhen) Co., Ltd.
Main activities			Sales and technical support
Jurisdiction of Incorporation			PRC
Percentage of Ownership			100.00%	100.00%
Himax Display Inc | ROC
Statement [line items]
Investor			Himax Technologies Limited
Subsidiary			Himax Display, Inc.
Main activities			LCoS and MEMS design, manufacturing and sales
Jurisdiction of Incorporation			ROC
Percentage of Ownership			83.54%	83.54%
Integrated Microdisplays Limited | Hong Kong
Statement [line items]
Investor			Himax Display, Inc.
Subsidiary			Integrated Microdisplays Limited
Main activities			LCoS design
Jurisdiction of Incorporation			Hong Kong
Percentage of Ownership			83.54%	83.54%
Himax Display USA Inc | Delaware USA
Statement [line items]
Investor			Himax Display, Inc.
Subsidiary			Himax Display (USA) Inc.
Main activities			LCoS and MEMS design, sales and technical support
Jurisdiction of Incorporation			Delaware, USA
Percentage of Ownership			83.54%	83.54%
Himax Analogic Inc | ROC
Statement [line items]
Investor			Himax Technologies Limited
Subsidiary			Himax Analogic, Inc.
Main activities			IC design and sales
Jurisdiction of Incorporation			ROC
Percentage of Ownership			98.62%	98.62%
Himax Imaging Inc | Cayman Islands
Statement [line items]
Investor			Himax Technologies, Inc.
Subsidiary			Himax Imaging, Inc.
Main activities			Investments
Jurisdiction of Incorporation			Cayman Islands
Percentage of Ownership			100.00%	100.00%
Himax Imaging Ltd Imaging Taiwan | ROC
Statement [line items]
Investor			Himax Technologies Limited
Subsidiary			Himax Imaging, Ltd. ("Imaging Taiwan")
Main activities			IC design and sales
Jurisdiction of Incorporation			ROC
Percentage of Ownership			98.42%	98.42%
Himax Imaging Corp | California USA
Statement [line items]
Investor			Himax Imaging, Ltd.
Subsidiary			Himax Imaging Corp.
Main activities			IC design
Jurisdiction of Incorporation			California, USA
Percentage of Ownership			98.42%	98.42%
Himax Media Solutions Inc | ROC
Statement [line items]
Investor			Himax Technologies Limited
Subsidiary			Himax Media Solutions, Inc. (1)
Main activities			ASIC service
Jurisdiction of Incorporation			ROC
Percentage of Ownership			0.00%	99.22%
Harvest Investment Limited | ROC
Statement [line items]
Investor			Himax Technologies Limited
Subsidiary			Harvest Investment Limited
Main activities			Investments
Jurisdiction of Incorporation			ROC
Percentage of Ownership			100.00%	100.00%
Liqxtal Technology Inc | ROC
Statement [line items]
Investor			Himax Technologies Limited
Subsidiary			Liqxtal Technology Inc.
Main activities			LC Lens design and sales
Jurisdiction of Incorporation			ROC
Percentage of Ownership			62.26%	67.49%
Himax IGI Precision Ltd | Delaware USA
Statement [line items]
Investor			Himax Technologies Limited
Subsidiary			Himax IGI Precision Ltd.
Main activities			3D micro and nano structure mastering and prototype replication
Jurisdiction of Incorporation			Delaware, USA
Percentage of Ownership			100.00%	100.00%
Emza Visual Sense Ltd.
Statement [line items]
Percentage of Ownership	100.00%
Emza Visual Sense Ltd. | Israel
Statement [line items]
Investor			Himax Technologies Limited
Subsidiary			Emza Visual Sense Ltd.(2)
Main activities			Visual sensors and efficient machine vision algorithm
Jurisdiction of Incorporation			Israel
Percentage of Ownership			0.00%	100.00%
CM Visual Technology Corp | ROC
Statement [line items]
Investor			Himax Technologies Limited
Subsidiary			CM Visual Technology Corp.
Main activities			Omniwide film products design and sales
Jurisdiction of Incorporation			ROC
Percentage of Ownership			66.71%	66.71%